Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
21.
Subsequent Events:

(a)
Declaration and Payment of Dividends (common stock):
On
January 3, 2019,
the Company declared a dividend for the quarter ended
December 31, 2018,
of
$0.10
per share on its common stock, which was paid on
February 7, 2019,
to stockholders of record as of
January 22, 2019.

(b)
Declaration and Payment of Dividends (preferred stock Series B, Series C, Series D and Series E):
On
January 3, 2019,
the Company declared a dividend of
$0.476563
per share on its Series B Preferred Stock, a dividend of
$0.531250
per share on its Series C Preferred Stock, a dividend of
$0.546875
per share on its Series D Preferred Stock and a dividend of
$0.554688
per share on its Series E Preferred Stock, which were all paid on
January 15, 2019
to holders of record as of
January 14, 2019.

(c)
Interest rate swap agreements:
On
February 1, 2019,
the Company entered into
two
interest rate swap agreements with a bank, through its
two
wholly-owned subsidiaries Singleton Shipping Co. and Tatum Shipping Co. The interest rate swap agreement with Singleton Shipping Co., effective from
February 4, 2019,
has a notional amount of
$23,200
amortizing on a quarterly basis, a fixed rate of
2.5540%
per annum and a floating rate based on
3
-month LIBOR, covering the period from
February 2019
to
February 2022.
The interest rate swap agreement with Tatum Shipping Co., effective from
April 23, 2019,
has a notional amount of
$22,800
amortizing on a quarterly basis, a fixed rate of
2.5270%
per annum and a floating rate based on
3
-month LIBOR, covering the period from
April 2019
to
April 2022.

(d)	Registration statement effectiveness : On February 8, 2019, t he registration statement on Form F- 3/A filed with the SEC on December 19, 2018 ( Note 9 ) was declared effective.